CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Net premiums earned	$ 510,768	$ 475,266	$ 444,294
Net investment income	67,512	46,406	38,072
Net realized investment (losses) gains	(33)	481	729
Other revenues	756	1,192	1,977
Total revenues	579,003	523,345	485,072
Expenses
Insurance claims and claim expenses (benefits)	22,618	(3,594)	12,305
Underwriting and operating expenses	110,699	117,490	142,303
Service expenses	771	1,094	2,509
Interest expense	32,212	32,163	31,796
Gain from change in fair value of warrant liability	0	(1,113)	(566)
Total expenses	166,300	146,040	188,347
Income before income taxes	412,703	377,305	296,725
Income tax expense	90,593	84,403	65,595
Net income	$ 322,110	$ 292,902	$ 231,130
Earnings per share
Basic (in dollars per share)	$ 3.91	$ 3.45	$ 2.70
Diluted (in dollars per share)	$ 3.84	$ 3.39	$ 2.65
Weighted average common shares outstanding
Basic (in shares)	82,407	84,921	85,620
Diluted (in shares)	83,854	85,999	86,885
Comprehensive income:
Net income	$ 322,110	$ 292,902	$ 231,130
Other comprehensive income (loss), net of tax:
Unrealized gains (losses) in accumulated other comprehensive income, net of tax expense (benefit) of $17,113, $(54,608) and $(13,768) for each of the years in the three-year period ended December 31, 2023, respectively	64,380	(205,428)	(51,795)
Reclassification adjustment for realized losses (gains) included in net income, net of tax (benefit) expense of $(7), $101 and $153 for each of the years in the three-years ended December 31, 2023, respectively	26	(380)	(576)
Other comprehensive income (loss), net of tax	64,406	(205,808)	(52,371)
Comprehensive income	$ 386,516	$ 87,094	$ 178,759